Post-retirement and other defined benefit schemes - Movement in and components of scheme obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement
Beginning of year	$ 13,018
End of year	8,108	$ 13,018
Obligations of plans	(8,108)	(13,018)
Scheme obligations
Movement
Beginning of year	13,018	13,870
Current service cost	(88)	(123)
Past service (cost)/credit	(6)	(5)
Participant contributions	(10)	(4)
Benefits paid	537	595
Interest expense on post-retirement scheme obligations	(204)	(145)
Actuarial gains/(losses)	3,585	211
Exchange and other adjustments	1,096	323
End of year	8,108	13,018
Obligations of plans	(8,108)	(13,018)
UK defined benefit plans
Movement
Beginning of year	7,941
End of year	4,801	7,941
Obligations of plans	(4,801)	(7,941)
Rest of Group defined benefit plans
Movement
Beginning of year	1,300
End of year	973	1,300
Obligations of plans	(973)	(1,300)
Pension schemes
Movement
Beginning of year	13,018
End of year		13,018
Obligations of plans		(13,018)
Pension schemes | UK defined benefit plans
Movement
Beginning of year	7,941
End of year	4,801	7,941
Obligations of plans	(4,801)	(7,941)
Pension schemes | UK defined benefit plans | Scheme obligations
Movement
Beginning of year	7,941	8,425
Current service cost	(14)	(18)
Past service (cost)/credit	(5)	(4)
Participant contributions	(1)	(2)
Benefits paid	305	333
Interest expense on post-retirement scheme obligations	(132)	(87)
Actuarial gains/(losses)	2,243	199
Exchange and other adjustments	744	63
End of year	4,801	7,941
Obligations of plans	(4,801)	(7,941)
Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	1,300
End of year	973	1,300
Obligations of plans	(973)	(1,300)
Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	1,300	1,319
Current service cost	(38)	(34)
Past service (cost)/credit	3
Participant contributions	(5)	(2)
Benefits paid	39	35
Interest expense on post-retirement scheme obligations	(12)	(8)
Actuarial gains/(losses)	268	9
Exchange and other adjustments	72	19
End of year	973	1,300
Obligations of plans	(973)	(1,300)
Funded pension schemes | Funded pension schemes
Movement
Beginning of year	12,636
End of year	7,790	12,636
Obligations of plans	(7,790)	(12,636)
Funded pension schemes | UK defined benefit plans | Funded pension schemes
Movement
Beginning of year	7,927
End of year	4,787	7,927
Obligations of plans	(4,787)	(7,927)
Funded pension schemes | Rest of Group defined benefit plans | Funded pension schemes
Movement
Beginning of year	1,160
End of year	842	1,160
Obligations of plans	(842)	(1,160)
Funded post-retirement healthcare schemes | Funded post-retirement healthcare
Movement
Beginning of year	143
End of year	111	143
Obligations of plans	(111)	(143)
Unfunded pension schemes
Movement
Beginning of year	212
End of year	184	212
Obligations of plans	(184)	(212)
Unfunded pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	127
End of year	122	127
Obligations of plans	(122)	(127)
Unfunded post-retirement healthcare schemes
Movement
Beginning of year	27
End of year	23	27
Obligations of plans	(23)	(27)
Unfunded post-retirement healthcare schemes | UK defined benefit plans
Movement
Beginning of year	14
End of year	14	14
Obligations of plans	(14)	(14)
Unfunded post-retirement healthcare schemes | Rest of Group defined benefit plans
Movement
Beginning of year	13
End of year	9	13
Obligations of plans	(9)	(13)
US | Rest of Group defined benefit plans
Movement
Beginning of year	1,404
End of year	1,022	1,404
Obligations of plans	(1,022)	(1,404)
US | Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	1,404
End of year	1,022	1,404
Obligations of plans	(1,022)	(1,404)
US | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	1,404	1,601
Current service cost	(1)	(2)
Participant contributions	(4)
Benefits paid	149	176
Interest expense on post-retirement scheme obligations	(29)	(28)
Actuarial gains/(losses)	268	46
Exchange and other adjustments	(1)	5
End of year	1,022	1,404
Obligations of plans	(1,022)	(1,404)
US | Funded pension schemes | Rest of Group defined benefit plans | Funded pension schemes
Movement
Beginning of year	1,178
End of year	851	1,178
Obligations of plans	(851)	(1,178)
US | Funded post-retirement healthcare schemes | Rest of Group defined benefit plans | Funded post-retirement healthcare
Movement
Beginning of year	143
End of year	111	143
Obligations of plans	(111)	(143)
US | Unfunded pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	83
End of year	60	83
Obligations of plans	(60)	(83)
SWEDEN | Rest of Group defined benefit plans
Movement
Beginning of year	2,373
End of year	1,312	2,373
Obligations of plans	(1,312)	(2,373)
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	2,373
End of year	1,312	2,373
Obligations of plans	(1,312)	(2,373)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	2,373	2,525
Current service cost	(35)	(69)
Past service (cost)/credit	(4)	(1)
Benefits paid	44	51
Interest expense on post-retirement scheme obligations	(31)	(22)
Actuarial gains/(losses)	806	(43)
Exchange and other adjustments	281	236
End of year	1,312	2,373
Obligations of plans	(1,312)	(2,373)
SWEDEN | Funded pension schemes | Rest of Group defined benefit plans | Funded pension schemes
Movement
Beginning of year	2,371
End of year	1,310	2,371
Obligations of plans	(1,310)	(2,371)
SWEDEN | Unfunded pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	2
End of year	2	2
Obligations of plans	$ (2)	$ (2)